Intangible Assets, Net and Goodwill - Changes in intangible assets and goodwill with indefinite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 38,927,089
Balance at end of the period	38,368,433	$ 38,927,089
Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	28,557,851
Balance at end of the period	28,557,851	28,557,851
Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period	32,828
Balance at end of the period	32,828	32,828
Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,070,025	15,166,067
Balance at end of the period	15,070,025	15,070,025
Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	13,454,998	13,904,998
Balance at end of the period	13,454,998	13,454,998
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	68,918,302
Balance at end of the period	70,015,521	68,918,302
Cost | Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	28,557,851	29,103,893
Acquisitions		21,564
Retirements and impairment adjustments		(567,606)
Balance at end of the period	28,557,851	28,557,851
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period	32,828	32,828
Balance at end of the period	32,828	32,828
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,070,025	15,166,067
Acquisitions		21,564
Retirements and impairment adjustments		(117,606)
Balance at end of the period	15,070,025	15,070,025
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	13,454,998	13,904,998
Retirements and impairment adjustments		(450,000)
Balance at end of the period	$ 13,454,998	$ 13,454,998